Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Contingencies And Commitments [Line Items]
Total rent expense	$ 10,342	$ 11,607	$ 22,673	$ 20,513	$ 16,745
Maximum loss contingency estimated	364		420	448
Property, Plant and Equipment Purchase Commitments [Member]
Contingencies And Commitments [Line Items]
Total purchase commitment	11,379		14,048
Raw Materials Purchase Commitments [Member]
Contingencies And Commitments [Line Items]
Total purchase commitment	$ 20,153		$ 55,823
Quantity of raw materials to be purchased under the purchase commitment	30,000		84,000